Note 19 - Common Stock (Details Textual)					1 Months Ended	12 Months Ended
	Dec. 23, 2016 $ / shares shares	Dec. 14, 2016 USD ($) $ / shares shares	Sep. 17, 2015 USD ($) $ / shares shares	Jul. 23, 2015	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Stock Issued During Period, Shares, New Issues			2,343,335
Shares Issued, Price Per Share | $ / shares			$ 4.50
Proceeds from Issuance of Common Stock | $			$ 10,550,000			$ 3,168,058	$ 10,545,007	$ 14,550,000
M/V RT Dagr [Member]
Shares Issued, Price Per Share | $ / shares	$ 2
Stock Issued During Period, Shares, Purchase of Assets	864,292
ATM Common Stock Offering [Member]
Stock Issued During Period, Shares, New Issues					978,847
Proceeds from Issuance of Common Stock | $					$ 2,200,000
Agreement with Friends Investment Co. [Member]
Stock Issued During Period, Shares, New Issues		719,425
Shares Issued, Price Per Share | $ / shares		$ 1.39
Proceeds from Issuance of Common Stock | $		$ 1,000,000
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio				10